Acquisitions and Dispositions (Details) $ / shares in Units, shares in Thousands, $ in Millions, € in Billions, £ in Billions			1 Months Ended		2 Months Ended	12 Months Ended
	May 16, 2017	Jun. 30, 2016 USD ($) facility $ / shares shares	Jun. 30, 2016 GBP (£)	Jun. 30, 2016 USD ($) facility $ / shares shares	Aug. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2016 EUR (€)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Feb. 28, 2015 GBP (£)
Rexam
Purchase price, net of cash acquired							$ 3,379	$ 29
Stock split ratio	2
Number of manufacturing facilities held at the end of the period | facility		75		75
Rexam debt assumed		$ 2,800		$ 2,800
Divestment Business
Business consolidation and other activities						$ 221	337	195
Divestment Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Rexam
Number of manufacturing facilities sold | facility		22
Divestment Business
Divestiture consideration received		$ 3,420		3,420
Gain on sale of Divestment Business						55
Business consolidation and other activities						34
Estimated value of the claims under this indemnity						$ 55
Proceeds to be received under supply agreement				$ 103
Earnings before taxes							104	178
Earnings before taxes attributable to Ball Corporation							104	$ 170
Divestment Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Maximum
Divestment Business
Potential contingent payment required		$ 75
U.S. | Divestment Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Rexam
Number of manufacturing facilities sold | facility		8
Europe | Divestment Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Rexam
Number of manufacturing facilities sold | facility		12
Brazil | Divestment Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Rexam
Number of manufacturing facilities sold | facility		2
Rexam
Rexam
Percentage of shares acquired		100.00%		100.00%
Purchase price, net of cash acquired			£ 2.9	$ 3,800
Consideration for stock-based compensation				24
Number of manufacturing facilities acquired | facility		54
Rexam debt assumed		$ 2,792		2,792
Assumed debt extinguished					$ 2,700
Rexam | Divestment Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Rexam
Number of manufacturing facilities sold | facility		10
Rexam | U.S.
Rexam
Number of manufacturing facilities acquired | facility		17
Rexam | Europe
Rexam
Number of manufacturing facilities acquired | facility		20
Rexam | South America
Rexam
Number of manufacturing facilities acquired | facility		12
Rexam | AMEA
Rexam
Number of manufacturing facilities acquired | facility		5
Senior Notes 4.375 percent, due December 2020 | Rexam
Rexam
Face amount of debt												$ 1,000
Rexam Long Term Debt Assumed | Rexam
Rexam
Assumed debt extinguished							2,700
Term A Loan, due June 2021
Rexam
Face amount of debt										$ 1,400
Term A Loan, due June 2021 | Rexam
Rexam
Face amount of debt										$ 1,400
Term A Loan, euro denominated, due June 2021
Rexam
Face amount of debt | €									€ 1.1
Term A Loan, euro denominated, due June 2021 | Rexam
Rexam
Face amount of debt | €									€ 1.1
Bridge Facility | Rexam
Rexam
Face amount of debt | £											£ 1.9		£ 3.3
Business consolidation and other activities
Rexam
Pre-tax transaction costs related to the acquisition		$ 216		$ 216
Business consolidation and other activities | Divestment Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Divestment Business
Gain on sale of Divestment Business							$ 344
Ball Corporation | Divestment Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Rexam
Number of manufacturing facilities sold | facility		12
Ball Corporation | Rexam
Rexam
Number of treasury shares issued | shares		64,500		64,500
Share price | $ / shares		$ 35.70		$ 35.70
Value of common shares issued				$ 2,300